Combined Schedules of Investments	6 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($) oz	Sep. 30, 2017 USD ($) oz
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total Investments, % of Net Assets	99.02%	100.23%
Assets in excess of liabilities (Liabilities in excess of other assets), % of Net Assets	0.98%	(0.23%)
Net Assets, % of Net Assets	100.00%	100.00%
Total Investments, Fair Value	$ 16,666,000	$ 14,406,000
Assets in excess of liabilities	165,000	(33,000)
Net Assets, Fair Value	$ 16,831,000	$ 14,373,000
Total Investments, Ounces of gold | oz	12,600	11,200
Total Investments, Cost	$ 15,617,000	$ 13,592,000
Gold Delivery Agreement [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total Investments, % of Net Assets	0.00%	0.00%
Gold Delivery Agreement, Counter-Party	Merrill Lynch International	Merrill Lynch International
Gold Delivery Agreement, Notional Value	$ 16,666,000	$ 14,406,000
Gold Delivery Agreement, Expiration Date	Jun. 28, 2019	Jun. 28, 2019
Gold Delivery Agreement, Unrealized Appreciation/(Depreciation)	$ 0	$ 0
Investment in Gold [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total Investments, % of Net Assets	99.02%	100.23%
Total Investments, Fair Value	$ 16,666,000	$ 14,406,000
Total Investments, Ounces of gold | oz	12,600	11,200
Total Investments, Cost	$ 15,617,000	$ 13,592,000	[1]
SPDR Long Dollar Gold Trust [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total Investments, % of Net Assets	99.02%	100.23%
Assets in excess of liabilities (Liabilities in excess of other assets), % of Net Assets	0.98%	(0.23%)
Net Assets, % of Net Assets	100.00%	100.00%
Total Investments, Fair Value	$ 16,666,000	$ 14,406,000
Assets in excess of liabilities	165,000	(33,000)
Net Assets, Fair Value	$ 16,831,000	$ 14,373,000
Total Investments, Ounces of gold | oz	12,600	11,200
Total Investments, Cost	$ 15,617,000	$ 13,592,000
SPDR Long Dollar Gold Trust [Member] | Gold Delivery Agreement [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total Investments, % of Net Assets	0.00%	0.00%
Gold Delivery Agreement, Counter-Party	Merrill Lynch International	Merrill Lynch International
Gold Delivery Agreement, Notional Value	$ 16,666,000	$ 14,406,000
Gold Delivery Agreement, Expiration Date	Jun. 28, 2019	Jun. 28, 2019
Gold Delivery Agreement, Unrealized Appreciation/(Depreciation)	$ 0	$ 0
SPDR Long Dollar Gold Trust [Member] | Investment in Gold [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Total Investments, % of Net Assets	99.02%	100.23%
Total Investments, Fair Value	$ 16,666,000	$ 14,406,000
Total Investments, Ounces of gold | oz	12,600	11,200
Total Investments, Cost	$ 15,617,000	$ 13,592,000	[1]

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.